Business Combination (Acquisition of NationSky, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended	8 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 15, 2013 NationSky [Member]	Dec. 31, 2013 Customer relationships [Member]	Dec. 31, 2013 Revenue sharing agreement [Member]	Dec. 31, 2013 Non-compete agreement [Member]	Dec. 31, 2013 Platform technology [Member]	Jul. 15, 2013 Common Shares [Member] NationSky [Member]	Dec. 31, 2012 NationSky [Member]	May 11, 2012 NationSky [Member]	May 11, 2012 NationSky [Member] Customer relationships [Member]	May 11, 2012 NationSky [Member] Revenue sharing agreement [Member]	May 11, 2012 NationSky [Member] Non-compete agreement [Member]	May 11, 2012 NationSky [Member] Platform technology [Member]	May 11, 2012 NationSky [Member] Common Shares [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired											55.00%
Cash consideration											$ 3,157
Share consideration, number of shares																2,300,000
Share consideration, fair value of shares											4,196					4,196
Identified intangible assets, amount												1,310	2,462	347	939
Identified intangible assets, estimated useful life					4 years	7 years 7 months 6 days	6 years 7 months 6 days	4 years 7 months 6 days				6 years 8 months 7 days	7 years 8 months 7 days	6 years 8 months 7 days	5 years
Non-controlling interest fair value, discount rate for lack of control											20.00%
Net revenues	196,702	91,768	40,671							12,552
Net income	(1,856)	9,430	10,251							1,184
Equity interest held by non-controlling shareholders				45.00%						45.00%
Cash consideration for acquiring non-controlling interest				11,024
Share consideration for acquiring non-controlling interest, number of common shares									8,352,940
Share consideration for acquiring non-controlling interest, fair value of common shares									$ 16,355